UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Cash Reserve Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

■  CREDIT SUISSE
CASH RESERVE FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Credit Suisse Cash Reserve Fund

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 23, 2007

Dear Shareholder:

For the Credit Suisse Cash Reserve Fund (the "Fund"), the annualized current yields for the seven-day period ended June 30, 2007, were 4.87%, 4.63%, 4.44% and 4.46% for the Fund's Common Class, Class A, B and C shares, respectively.1 The Fund's average weighted maturity as of June 30, 2007, was 34 days.

Market Review: A flat yield curve for the first six months of 2007

For the six-month period ended June 30, 2007, money market levels have held steady. On one end of the spectrum, there is continued weakness in the housing markets — home prices continue to fall and inventories continue to rise. Additionally, mortgage delinquencies continue to increase with sub-prime adjustable rate mortgages having the worst delinquency rate (15.75%). At the other end of the spectrum, however, is the continued strong business investment and tight labor markets. And, the Federal Reserve's continued concern over inflation has kept the Fed Funds rate steady at 5.25% for the past year.

As the Fed has remained on hold for the past six months, money market levels have held very steady for the most part, trading in a narrow band from 1 month out to 1 year. One month Libor (London Interbank Offered Rate), the world's most widely used benchmark for short-term interest rates, has held at 5.32%, three month Libor has held at 5.36%, and one year Libor has traded between 5.35% and 5.45%. The result has been a very flat yield curve over the past six months.

Strategic Review and Outlook: Expect the Fed to remain on hold

During these six months, the investment approach reflected our belief that the Fed was going to maintain rates at current levels. The Fund kept its average weighted maturity in the 30 to 45 day range. We put emphasis on adding more asset-backed and corporate floating rate notes to the portfolio as well as high quality asset-backed commercial paper. Maintaining consistent performance for the Fund is the essential goal of the portfolio management team.

For the second half of 2007, we expect the Fed to remain on hold and keep the Fed Funds rate at 5.25%. In our opinion, the continued weakness in manufacturing and the housing market is countered by solid job creation. We anticipate that these factors will combine to maintain the current investment environment with a flat yield curve dominating the picture.

Going forward, we will continue to focus on consistent performance by maintaining the same investment approach we have used for the first half of the year. Floating rate notes and high quality asset-backed commercial paper will be

Credit Suisse Cash Reserve Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

emphasized, while maintaining the portfolio in the 30 to 45 day range. As we believe rates will remain unchanged, we will keep our strategy unchanged and look for opportunities to continue to improve the Fund and performance.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Cash Reserve Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	4.96%	2.41%	3.49%	2.63%	04/16/85
Class A	4.71%	2.16%	—	2.04%	11/30/01
Class B	4.51%	—	—	2.22%	05/01/03
Class C	4.51%	—	—	2.22%	05/01/03

7-Day Annualized Current Yields as of June 30, 20071

Common Class	4.87%
Class A	4.63%
Class B	4.44%
Class C	4.46%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Fund than total return quotations. The Fund's yield will fluctuate. Although the Fund seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Fund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields may include waivers of advisory fees and reimbursements of Fund expenses. Declines in interest-rate levels could cause the Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Cash Reserve Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Cash Reserve Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 1/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/07	$1,024.30	$1,023.10	$1,022.10	$1,022.20
Expenses Paid per $1,000*	$2.66	$3.86	$4.91	$4.91
Hypothetical 5% Fund Return
Beginning Account Value 1/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/07	$1,022.17	$1,020.98	$1,019.93	$1,019.93
Expenses Paid per $1,000*	$2.66	$3.86	$4.91	$4.91
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.53%	0.77%	0.98%	0.98%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Cash Reserve Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	24.6%
AA	27.4%
A	4.4%
A-1	40.3%
Subtotal	96.7%
Repurchase Agreement	3.3%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Cash Reserve Fund

Schedule of Investments

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (24.3%)
Asset Backed (24.3%)
$15,038	Buckingham CDO III LLC	(A-1+, P-1)	09/24/07	5.400	$14,848,751
13,762	Fenway Funding LLC	(A-1, P-1)	07/13/07	5.380	13,737,412
20,000	KKR Atlantic Funding Trust	(A-1+, P-1)	07/30/07	5.405	19,913,322
13,955	KKR Pacific Funding Trust	(A-1+, P-1)	07/18/07	5.358	13,919,843
10,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	07/06/07	5.353	9,992,583
10,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	07/20/07	5.337	9,972,186
8,700	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	07/19/07	5.350	8,676,858
20,000	Valcour Bay Capital Company LLC	(A-1, P-1)	07/16/07	5.348	19,955,834
	TOTAL COMMERCIAL PAPER (Cost $111,016,789)				111,016,789
CERTIFICATES OF DEPOSIT (5.0%)
Banking (5.0%)
10,000	Barclays Bank PLC	(A-1+, P-1)	01/29/08	5.375	10,000,000
13,000	Unicredito Italiano New York	(A-1, P-1)	09/11/07	5.330	12,999,819
	TOTAL CERTIFICATES OF DEPOSIT (Cost $22,999,819)				22,999,819
VARIABLE RATE CORPORATE OBLIGATIONS (65.5%)
Asset Backed (1.6%)
7,500	Cheyne High Grade CDO, Ltd., Series 2004-1A, Class AM2##	(A-1+, P-1)	11/13/07	5.367	7,500,000
Finance (49.1%)
10,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.310	10,000,000
10,000	Axon Financial Funding LLC, Series MTN, Notes##	(A+, A1)	06/20/08	5.310	9,999,103
19,000	BNP Paribas, Notes##	(AA, Aa2)	05/19/08	5.350	19,000,514
15,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3##	(AAA, Aaa)	07/13/07	5.310	15,000,000
10,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	05/20/08	5.320	9,998,259
10,000	CIT Group, Inc., Series MTN, Global Senior Unsecured Notes##	(A, A2)	08/24/07	5.430	10,001,203
5,000	Counts Series 2007-1, Secured Notes##	(AAA, Aaa)	02/06/08	5.376	5,000,000
20,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/07/07	5.320	19,998,728
14,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	09/10/07	5.300	13,999,904
15,000	Holmes Master Issuer PLC, Series 2006-1A, Class 1A##	(AAA, Aaa)	01/15/16	5.300	15,000,000
20,000	HSBC Finance Corp., Series MTN, Notes##	(AA-, Aa3)	07/03/08	5.330	20,005,821
10,000	Merrill Lynch & Company, Inc., Series MTN5, Notes##	(AA-, Aa3)	07/11/07	5.570	10,000,730
8,500	Merrill Lynch & Company, Inc., Series MTNC, Notes##	(AA-, Aa3)	10/19/07	5.485	8,503,647
20,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A##	(A-1+, P-1)	02/12/08	5.310	20,000,000
15,000	Royal Bank of Canada, Notes##	(AA-, Aaa)	07/03/08	5.290	15,000,000
23,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/28/07	5.330	22,999,055
					224,506,964

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Insurance (14.8%)
$15,000	Allstate Life Global Funding II, Series MTN, Notes##	(AAA, Aa2)	07/03/08	5.290	$15,000,000
9,700	Hartford Life Global Funding, Series MTN, Notes##	(AA-, Aa3)	07/14/08	5.320	9,699,672
22,800	Metropolitan Life Global Funding I##	(AA, Aa2)	04/28/08	5.430	22,821,791
10,000	Monumental Global Funding II, Bonds##	(AA, Aa3)	12/20/07	5.340	10,000,000
10,000	Pacific Life Global Funding, Series MTN, Notes##	(AA, Aa3)	05/09/08	5.337	10,000,000
					67,521,463
		TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $299,528,427)			299,528,427
REPURCHASE AGREEMENT (4.9%)
22,429	Morgan Stanley Tri-Party Repo (Agreement dated 6/29/07, to be repurchased at $22,439,000, collateralized by $7,460,000 Fannie Mae Notes, 3.92% due 02/17/09, $11,115,000 Freddie Mac Notes, 4.92% and 4.94% due 03/03/08 and 03/20/08 and $5,685,000 Fannie Mae STRIPS, 4.87% due 01/15/10. Market Value of collateral is $22,879,949) (Cost $22,429,000)	(A-1+, P-1)	07/02/07	5.350	22,429,000
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $455,974,035)					455,974,035
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)					1,242,317
NET ASSETS (100.0%)					$457,216,352

Average Weighted Maturity — 34 days

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNC = Medium Term Note, Series C

MTN5 = Medium Term Note, Series 5

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

##  The interest rate is as of June 30, 2007 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value (Cost $433,545,035) (Note 2)	$433,545,035
Repurchase agreement at value (Cost $22,429,000) (Note 2)	22,429,000
Cash	877
Interest receivable	1,482,863
Receivable for fund shares sold	135,967
Prepaid expenses	43,287
Total Assets	457,637,029
Liabilities
Advisory fee payable (Note 3)	132,591
Administrative services fee payable (Note 3)	52,258
Distribution fee payable (Note 3)	89,673
Payable for fund shares redeemed	97,115
Dividend payable	14,938
Directors' fee payable	506
Other accrued expenses payable	33,596
Total Liabilities	420,677
Net Assets
Capital stock, $0.001 par value (Note 4)	457,273
Paid-in capital (Note 4)	457,065,593
Accumulated net realized loss on investments	(306,514)
Net Assets	$457,216,352
Common Shares
Net assets	$23,076,690
Shares outstanding	23,147,920
Net asset value, offering price, and redemption price per share	$1.00
A Shares
Net assets	$433,958,099
Shares outstanding	433,944,546
Net asset value, offering price, and redemption price per share	$1.00
B Shares
Net assets	$135,463
Shares outstanding	135,100
Net asset value, offering price, and redemption price per share	$1.00
C Shares
Net assets	$46,100
Shares outstanding	45,917
Net asset value, offering price, and redemption price per share	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Interest Income (Note 2)	$13,449,381
Expenses
Investment advisory fees (Note 3)	874,316
Administrative services fees (Note 3)	301,928
Distribution fees (Note 3)
Class A	577,714
Class B	427
Class C	104
Transfer agent fees	28,170
Registration fees	23,285
Legal fees	21,174
Printing fees (Note 3)	20,892
Custodian fees	17,110
Directors' fees	10,351
Audit and tax fees	9,724
Insurance expense	1,545
Miscellaneous expense	291
Total expenses	1,887,031
Net investment income	11,562,350
Net Realized Loss from Investments	(613)
Net increase in net assets resulting from operations	$11,561,737

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$11,562,350	$13,275,628
Net realized gain (loss) from investments	(613)	290
Net increase in net assets resulting from operations	11,561,737	13,275,918
From Dividends
Dividends from net investment income
Common Class shares	(903,280)	(1,784,671)
Class A shares	(10,653,877)	(11,468,610)
Class B shares	(4,180)	(7,199)
Class C shares	(1,013)	(15,148)
Net decrease in net assets resulting from dividends	(11,562,350)	(13,275,628)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	603,644,639	1,383,536,056
Reinvestment of dividends	11,184,277	12,441,263
Net asset value of shares redeemed	(640,472,776)	(968,393,292)
Net increase (decrease) in net assets from capital share transactions	(25,643,860)	427,584,027
Net increase (decrease) in net assets	(25,644,473)	427,584,317
Net Assets
Beginning of period	482,860,825	55,276,508
End of period	$457,216,352	$482,860,825

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0241	0.0455	0.0270	0.0090	0.0074	0.0125
Net loss on investments (both realized and unrealized)	—	—	(0.0018)	—	(0.0014)	—
Total from investment operations	0.0241	0.0455	0.0252	0.0090	0.0060	0.0125
LESS DIVIDENDS
Dividends from net investment income	(0.0241)	(0.0455)	(0.0270)	(0.0090)	(0.0072)	(0.0125)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	—	0.0018	—	0.0012	—
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	2.43%	4.64%	2.73%	0.90%	0.72%	1.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$23,077	$29,020	$45,532	$48,375	$82,990	$138,095
Ratio of expenses to average net assets	0.53%[2]	0.55%	0.55%	0.50%	0.49%	0.55%
Ratio of net investment income to average net assets	4.86%[2]	4.53%	2.69%	0.87%	0.74%	1.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.18%	0.38%	0.44%	0.30%	0.14%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0229	0.0430	0.0245	0.0065	0.0050	0.0100
Net loss on investments (both realized and unrealized)	—	—	(0.0015)	—	(0.0019)	—
Total from investment operations	0.0229	0.0430	0.0230	0.0065	0.0031	0.0100
LESS DIVIDENDS
Dividends from net investment income	(0.0229)	(0.0430)	(0.0245)	(0.0065)	(0.0047)	(0.0100)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	—	0.0015	—	0.0016	—
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	2.31%	4.39%	2.48%	0.65%	0.47%	1.01%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$433,958	$453,517	$9,543	$27,560	$1,247	$1,676
Ratio of expenses to average net assets	0.77%[2]	0.80%	0.80%	0.75%	0.74%	0.80%
Ratio of net investment income to average net assets	4.61%[2]	4.57%	2.44%	0.62%	0.49%	1.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.38%	0.44%	0.30%	0.19%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0219	0.0411	0.0225	0.0045	0.0016
Net loss on investments (both realized and unrealized)	—	—	(0.0019)	—	(0.0022)
Total from investment operations	0.0219	0.0411	0.0206	0.0045	(0.0006)
LESS DIVIDENDS
Dividends from net investment income	(0.0219)	(0.0411)	(0.0225)	(0.0045)	(0.0015)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	—	0.0019	—	0.0021
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.21%	4.19%	2.27%	0.45%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$135	$271	$155	$98	$60
Ratio of expenses to average net assets	0.98%[3]	1.00%	1.00%	0.95%	0.94%[3]
Ratio of net investment income to average net assets	4.41%[3]	4.13%	2.24%	0.42%	0.24%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.16%	0.38%	0.44%	0.40%[3]

1  For the period May 1, 2003 (inception date) through December 31, 2003.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0220	0.0411	0.0225	0.0045	0.0016
Net loss on investments (both realized and unrealized)	—	—	(0.0017)	—	(0.0022)
Total from investment operations	0.0220	0.0411	0.0208	0.0045	(0.0006)
LESS DIVIDENDS
Dividends from net investment income	(0.0220)	(0.0411)	(0.0225)	(0.0045)	(0.0015)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	—	0.0017	—	0.0021
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.22%	4.19%	2.28%	0.45%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$46	$53	$46	$46	$46
Ratio of expenses to average net assets	0.98%[3]	1.00%	1.00%	0.95%	0.94%[3]
Ratio of net investment income to average net assets	4.41%[3]	4.32%	2.24%	0.42%	0.24%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.07%	0.38%	0.44%	0.40%[3]

1  For the period May 1, 2003 (inception date) through December 31, 2003.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

The Credit Suisse Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the state of Maryland on November 15, 1984.

The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

The Fund offers four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that it bears different expenses, which reflect the difference in the range of services provided to it.

It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (usually 4:00 p.m. eastern time) each day the Fund is open for business. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid at least annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) REPURCHASE AGREEMENTS — The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. The agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.35% of the Fund's average daily net assets. For the six months ended June 30, 2007, investment advisory fees earned were $874,316.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $224,824.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $77,104.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. The maximum amount payable by the Class B shares and Class C shares of the Fund is 0.75% of their average daily net assets. For the six months ended June 30, 2007, Class B shares and Class C shares of the Fund paid these fees at the annual rate of 0.45% of its average net assets. Common Class shares of the Fund do not bear distribution expenses.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $8,171 for its services to the Fund.

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 4. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Transactions in shares of the Fund were as follows:

	Common Class
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	176,731,971	$176,731,971	540,168,112	$540,168,112
Shares issued in reinvestment of dividends	532,268	532,268	976,756	976,756
Shares redeemed	(183,207,522)	(183,207,522)	(557,655,323)	(557,655,323)
Net decrease	(5,943,283)	$(5,943,283)	(16,510,455)	$(16,510,455)
	Class A
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	426,912,668	$426,912,668	842,596,092	$842,596,092
Shares issued in reinvestment of dividends	10,649,060	10,649,060	11,458,468	11,458,468
Shares redeemed	(457,119,668)	(457,119,668)	(410,082,994)	(410,082,994)
Net increase (decrease)	(19,557,940)	$(19,557,940)	443,971,566	$443,971,566
	Class B
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	0	$0	259,119	$259,119
Shares issued in reinvestment of dividends	2,949	2,949	5,179	5,179
Shares redeemed	(138,622)	(138,622)	(148,346)	(148,346)
Net increase (decrease)	(135,673)	$(135,673)	115,952	$115,952
	Class C
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	0	$0	512,733	$512,733
Shares issued in reinvestment of dividends	0	0	860	860
Shares redeemed	(6,964)	(6,964)	(506,629)	(506,629)
Net increase (decrease)	(6,964)	$(6,964)	6,964	$6,964

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 4. Capital Share Transactions

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	27%
Class A	1	99%
Class B	5	93%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

Credit Suisse Cash Reserve Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Cash Reserve Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  CR-SAR-0607

Item 2.  Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3.  Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: September 4, 2007

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 4, 2007